Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At June 30, 2021, the Company’s cash and cash equivalents were € 139,442,000 as compared to € 75,838,000 at December 31, 2020. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.